Wells, Pipelines, Properties, Plant and Equipment, Net	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Wells, Pipelines, Properties, Plant and Equipment, Net
NOTE 13.	WELLS, PIPELINES, PROPERTIES, PLANT AND EQUIPMENT, NET
As of June 30, 2022 and December 31, 2021, wells, pipelines, properties, plant and equipment, net, is presented as follows:

	Plants		Drilling equipment	Pipelines	Wells	Buildings	Offshore platforms	Furniture and equipment	Transportation equipment	Construction in progress (1)	Land	Unproductive fixed assets	Total fixed assets
Investment
Balances as of January 1, 2021	Ps.	811,705,022	13,492,631	481,791,665	1,387,228,249	60,311,739	354,353,029	48,829,010	16,829,532	161,870,424	44,225,819	—	3,380,637,120
Acquisitions		3,880,893	—	827,389	16,016,060	10,822	1,215,842	732,709	23,263	41,666,809	—	—	64,373,787
Reclassifications		(25,191)	—	(21,158)	9,491	(27)	14,966	(4,920)	(5,303)	(1,920)	(1,660)	1,625	(34,097)
Capitalization		603,525	—	1,797,529	20,344,576	49,009	2,148,170	118,110	—	(25,060,919)	—	—	—
Disposals		(65,719)	—	(28,862)	—	(38,932)	—	(19,156)	(49,427)	(1,118,730)	(15,164)	(204)	(1,336,194)

Balances as of June 30, 2021	Ps.	816,098,530	13,492,631	484,366,563	1,423,598,376	60,332,611	357,732,007	49,655,753	16,798,065	177,355,664	44,208,995	1,421	3,443,640,616

Balances as of January 1, 2021	Ps.	811,705,022	13,492,631	481,791,665	1,387,228,249	60,311,739	354,353,029	48,829,010	16,829,532	161,870,424	44,225,819	—	3,380,637,120
Acquisitions		16,202,848	57,182	4,008,698	31,584,832	287,710	4,630,358	974,167	326,998	122,214,783	57,092	—	180,344,668
Reclassifications		3,218,834	—	(507,065)	64,049	115	(2,931,778)	2,049	130,971	127,142	276,866	524,679	905,862
Impairment presentation (2)		113,522,135	(1,217)	24,292,290	121,070,386	9,817,972	67,305,005	(328,799)	6,303,440	36,777,946	—	—	378,759,158
Capitalization		8,292,881	—	3,923,149	43,076,120	294,044	4,659,693	152,540	5,235,745	(65,840,388)	206,216	—	—
Disposals		(1,455,531)	—	(18,032,858)	(95,061,066)	—	(12,131,094)	(318,412)	(292,249)	(1,714,397)	—	(524,679)	(129,530,286)

Balances as of December 31, 2021	Ps.	951,486,189	13,548,596	495,475,879	1,487,962,570	70,711,580	415,885,213	49,310,555	28,534,437	253,435,510	44,765,993	—	3,811,116,522

Acquisitions (3)		24,924,550	311,390	1,618,940	10,336,630	2,090,630	907,100	5,238,190	(3,064,920)	101,595,260	56,160	—	144,013,930
Reclassifications		(190)	—	(71,210)	—	(530)	—	(76,130)	(4,040)	—	—	—	(152,100)
Capitalization		8,340,710	—	4,044,640	30,885,250	746,020	662,340	590,880	—	(45,680,130)	410,280	—	(10)
Disposals		(1,204,880)	—	(85,130)	—	(360)	—	(245,840)	(650,280)	(732,720)	—	—	(2,919,210)
Translation effect		(2,836,830)	—	(50,260)	—	(275,160)	—	(235,640)	(132,920)	(3,407,970)	(70,850)	—	(7,009,630)

Balances as of June 30, 2022	Ps.	980,709,549	13,859,986	500,932,859	1,529,184,450	73,272,180	417,454,653	54,582,015	24,682,277	305,209,950	45,161,583	—	3,945,049,502

	Plants		Drilling equipment	Pipelines	Wells	Buildings	Offshore platforms	Furniture and equipment	Transportation equipment	Construction in progress (1)	Land	Unproductive fixed assets	Total fixed assets
Accumulated depreciation and amortization
Balances as of January 1, 2021	Ps.	(520,582,198)	(5,902,442)	(200,976,329)	(1,081,366,803)	(39,893,540)	(204,238,464)	(43,336,870)	(8,210,953)	—	—	—	(2,104,507,599)
Depreciation and amortization		(18,091,427)	(165,407)	(7,917,965)	(32,861,788)	(922,250)	(6,932,087)	(996,256)	(310,687)	—	—	—	(68,197,867)
Reclassification		47,616	—	(5,964)	—	25	—	1,659	(9,239)	—	—	—	34,097
(Impairment)		(4,953,757)	—	(8,286,406)	(23,215,425)	—	1,362,306	—	—	—	—	(1,421)	(35,094,703)
Reversal of impairment		10,786,947	—	3,311,419	51,541,252	—	1,537,685	—	109,860	—	—	—	67,287,163
Disposals		6,367	—	154,721	—	112,861	—	(7,215)	22,292	—	—	—	289,026

Balances as of June 30, 2021	Ps.	(532,786,452)	(6,067,849)	(213,720,524)	(1,085,902,764)	(40,702,904)	(208,270,560)	(44,338,682)	(8,398,727)	—	—	(1,421)	(2,140,189,883)

Balances as of January 1, 2021	Ps.	(520,582,198)	(5,902,442)	(200,976,329)	(1,081,366,803)	(39,893,540)	(204,238,464)	(43,336,870)	(8,210,953)	—	—	—	(2,104,507,599)
Depreciation and amortization		(39,126,110)	(395,756)	(16,731,217)	(56,070,192)	(1,846,486)	(16,627,864)	(2,008,187)	(625,553)	—	—	—	(133,431,365)
(Impairment)		(43,670,755)	—	(25,193,511)	(62,151,433)	—	(5,503,546)	—	(108,749)	(21,233,314)	—	—	(157,861,308)
Reversal of impairment		38,499,016	—	23,545,676	72,569,176	—	20,727,844	—	—	1,309,001	—	—	156,650,713
Reclassitications		(4,541,518)	15,413	(90,202)	(89,082)	5,701,953	51,568	59,141	103,085	(2,116,220)	—	—	(905,862)
Impairment presentation (2)		(113,522,135)	1,217	(24,292,290)	(121,070,386)	(9,817,972)	(67,305,005)	328,799	(6,303,440)	(36,777,946)	—	—	(378,759,158)
Disposals		453,965	—	7,300,538	65,307,692	—	8,820,911	261,910	85,648	—	—	—	82,230,664

Balances as of December 31, 2021	Ps.	(682,489,735)	(6,281,568)	(236,437,335)	(1,182,871,028)	(45,856,045)	(264,074,556)	(44,695,207)	(15,059,962)	(58,818,479)	—	—	(2,536,583,915)

Depreciation and amortization		(19,569,930)	(213,980)	(7,707,800)	(31,834,810)	(934,610)	(7,443,710)	(1,388,530)	(320,623)	—	—	—	(69,413,993)
Reclassification		90	—	—	71,670	530	—	75,760	4,050	—	—	—	152,100
(Impairment)		(18,573,240)	—	(1,321,170)	(4,974,170)	—	—	—	—	(109,370)	—	—	(24,977,950)
Reversal of impairment		57,865,740	—	3,976,210	14,999,070	—	10,765,280	—	—	1,499,760	—	—	89,106,060
Disposals		334,530	—	48,220	—	360	—	231,470	290,019	—	—	—	904,599
Translation effect		1,720,180	—	23,470	—	136,790	—	198,590	5,970	—	—	—	2,085,000

Balances as for June 30, 2022	Ps.	(660,712,365)	(6,495,548)	(241,418,405)	(1,204,609,268)	(46,652,975)	(260,752,986)	(45,577,917)	(15,080,546)	(57,428,089)	—	—	(2,538,728,099)

Wells, pipelines, properties, plant and equipment—net as of June 30, 2021	Ps.	283,312,078	7,424,782	270,646,039	337,695,612	19,629,707	149,461,447	5,317,071	8,399,338	177,355,664	44,208,995	—	1,303,450,733

Wells, pipelines, properties, plant and equipment—net as of December 31, 2021	Ps.	268,996,454	7,267,028	259,038,544	305,091,542	24,855,535	151,810,657	4,615,348	13,474,475	194,617,031	44,765,993	—	1,274,532,607

Wells, pipelines, properties, plant and equipment—net as of June 30, 2022	Ps.	319,997,184	7,364,438	259,514,454	324,575,182	26,619,205	156,701,667	9,004,098	9,601,731	247,781,861	45,161,583	—	1,406,321,403

Depreciation rates		3 a 5%	5%	2 a 7%	—	3 a 7%	4%	3 a 10%	4 a 20%
Estimated useful lives		20 a 35	20	15 a 45	—	33 a 35	25	3 a 10	5 a 25

(1)	Mainly wells, pipelines and plants.
(2)
To present the accumulated effect of impairment as part of the accumulated depreciation and amortization. This presentation does not affect the net value of wells, pipelines, properties, plant and equipment.

(3)	On January 20, 2022, PEMEX acquired assets with a cost of Ps. 29,669,961, mainly plants. This amount includes assets acquired through a business combination (see Note 12).

A.
For the
six-month
periods ended June 30, 2022 and 2021, the financing cost identified with fixed assets in the construction or installation stage, capitalized as part of the value of such fixed assets, was Ps. 1,674,380 and Ps. 1,487,241, respectively. Financing cost rates during the six-month
periods ended June 2022 and 2021 were 5.40% to 6.48% and 6.15% to 6.35%, respectively.

B.
The combined depreciation of fixed assets and amortization of wells for the six-month
periods ended June 30, 2022 and 2021, recognized in operating costs and expenses, was Ps. 69,413,993 and Ps. 68,197,867, respectively which includes costs related to plugging and abandonment of wells for the six-month
periods ended June 30, 2022 and 2021 of Ps. 35,914 and Ps. 68,335, respectively.

C.
As of June 30, 2022 and December 31, 2021, provisions relating to future plugging of wells costs amounted to Ps. 69,821,593 and Ps. 70,144,756, respectively, and are presented in the “Provisions for plugging of wells” (see Note 17).

D.
As of June 30, 2022 and 2021, the translation effect of property, plant and equipment items from a different currency than the presentation currency was Ps. (4,924,630) and Ps. 800,793, respectively, which was mainly plant.

E.
During the
six-month
periods ended June 30, 2022 and 2021, PEMEX recognized a reversal of impairment of Ps. 64,128,110, and Ps. 32,192,460, respectively, which is presented as a separate line item in the consolidated statement of comprehensive income as follows:

	For the six-month periods ended June 30,
	2022					2021
	Reversal of impairment		(Impairment)	Reversal of impairment/ (Impairment), net		Reversal of impairment		(Impairment)	Reversal of impairment/ (Impairment), net
Pemex Exploration and Production	Ps.	29,559,911	(8,012,437)	Ps.	21,547,474	Ps.	54,790,402	(26,598,174)	Ps.	28,192,228
Pemex Industrial Transformation		57,173,930	(16,350,522)		40,823,408		7,822,877	(3,932,505)		3,890,372
Pemex Logistics		1,474,790	—		1,474,790		109,860	—		109,860

MGAS		282,438	—		282,438		—	—		—

Total	Ps.	88,491,069	(24,362,959)	Ps.	64,128,110	Ps.	62,723,139	(30,530,679)	Ps.	32,192,460

Cash-Generating Unit of Pemex Exploration and P
r
oduction
During the
six-month
periods ended June 30, 2022 and 2021, Pemex Exploration and Production recognized a net reversal of impairment, of Ps. 21,547,474 and Ps. 28,192,228, respectively.
The net reversal of impairment was in the following Cash-Generating Units (GGUs):

	2022		2021
Cantarell	Ps.	11,363,472	Ps.	31,525,044
Burgos		9,124,073		—
Antonio J. Bermúdez		6,252,924		5,446,794
Tamaulipas constituciones		1,603,470		1,787,997
Tsimin xux		723,354		—
Misión y Ébano CEE		267,141		—
Cuenca de Macuspana		225,477		—

(Figures stated in thousands, except as noted)

Aceite terciario del golfo		—		7,866,243
Crudo Ligero Marino		—		7,062,045
Arenque		—		620,607
Ixtal manik		—		481,672

Reversal of impairment		29,559,911		54,790,402
Ogarrio Magallanes		(7,928,033)		(308,809)
Lakach		(84,404)		—
Chuc		—		(10,556,097)
Tsimin xux		—		(7,479,619)
Burgos		—		(6,343,726)
Ku-Maloob-Zaap		—		(993,579)
Cuenca de Veracruz		—		(494,368)
Misión (Cee)		—		(297,469)
Cactus Sitio Grande		—		(123,472)
Cuenta Macuspana		—		(1,035)

(Impairment)		(8,012,437)		(26,598,174)

Reversal (impairment) net	Ps.	21,547,474	Ps.	28,192,228

As of June 30, 2022, Pemex Exploration and Production recognized a net reversal of impairment of Ps. 21,547,474, mainly due to an increase in crude oil prices, generating a positive effect of Ps.

123,125,874, mainly in the Cantarell, Burgos and Antonio J. Bermúdez CGUs. These effects were offset by (i) a decrease in production volume of crude oil and higher transportation and distribution costs, resulting in a negative effect of Ps. 63,545,318;
(ii) a
lower exchange rate gain of Ps.
5,781,853
, from a peso/U.S. dollar exchange rate of Ps.
20.5835
 = U.S. $
1.00
as of December
31
,
2021
to Ps.
19.9847
 =
U.S. $
1.00
as of June
30
,
2022
; (ii) a negative effect of Ps.
25,052,959
, due to an increase in the discount rate from
5.68
% to
7.41
%; and (iv) a negative tax effect of Ps.
7,198,269
, due to higher income as a result of an increase in hydrocarbon prices.
As of June 30, 2021, Pemex Exploration and Production recognized a net reversal of impairment of Ps. 28,192,228, mainly due to: (i) an increase in crude oil prices, generating a positive effect of Ps. 36,638,596, mainly in the Cantarell, Antonio J. Bermúdez and Aceite Terciario del Golfo (“ATG”) CGUs; (ii) a positive effect of Ps. 42,3127,857, due to a decrease in the discount rate from 6.23% to 5.68%, mainly in the Cantarell, ATG, Ixtal Manik and Antonio J. Bermudez CGUs; and (iii) an increase in proven reserves in the new Ixachi, Xikin, Jaatsul, Cheek, Uchbal, TetL, Teekit, Suuk, Pokche and Mulach fields. These effects were offset by (i) a decrease in production volume of crude oil and higher transportation and distribution costs, resulting in a negative effect of Ps. 41,010,776, mainly in the Burgos, Chuc and Tsimin Xux CGUs; (ii) an exchange rate effect of Ps. 3,280,961, as a result of the appreciation of the peso against the U.S. dollar, from a peso/U.S. dollar exchange rate of Ps. 19.9487 = U.S. $1.00 as of December 31, 2020 to Ps. 19.8027 = U.S. $1.00 as of June 30, 2021; (iii) a negative tax effect of Ps. 1,713,106, mainly in the Cantarell, Antonio J. Bermúdez and ATG CGUs, due to higher income as a result of an increase in hydrocarbon prices and a decrease in the discount rate with respect to December 31, 2020; and (iv) a higher than expected cost on disposal of abandoned fixed assets of Ps. 4,769,381, due to the fact that these assets did not represent an investment for the remainder of financial year 2021, nor for the immediately subsequent years.
The CGUs of Pemex Exploration and Production are investment projects in productive fields with hydrocarbon reserves associated with proved reserves. These productive hydrocarbon fields contain varying degrees of heating power consisting of a set of wells and are supported by fixed assets associated directly with production, such as pipelines, production facilities, offshore platforms, specialized equipment and machinery.
Each project represents the smallest unit which can concentrate the core revenues, with clear costs and expenses that enable future cash flows (value in use) to be determined.

Pemex Exploration and Production determines the recoverable amount of fixed assets based on the long-term estimated prices for Pemex Exploration and Production’s proved reserves. The recoverable amount on each asset is the value in use.
To determine the value in use of long-lived assets associated to hydrocarbon extraction, the net present value of reserves is determined based on the following assumptions:

As of June 30,
	2022	2021
Average crude oil price	60.99 USD/bl	54.56 USD/bl
Average gas price	5.09 USD/mpc	4.69 USD/mpc
Average condensates price	68.27 USD/bl	63.77 USD/bl
Discount rate	7.41% annual	5.68% annual
For 2022 and 2021 the total forecast production, calculated with a horizon of 25 years, was 6,955 million and 6,401 million barrels per day of crude oil equivalent, respectively.
Pemex Exploration and Production, in compliance with practices observed in the industry, estimates the recovery value of an asset by determining its value in use, based on cash flows associated with proved reserves after taxes and using a discount rate, also after taxes. Cash flows related to plugging wells provision costs are excluded in this computation of discounted cash flows.
As of June 30, 2022 and 2021, values in use for CGU with impairment or reversal of impairment are:

	2022		2021

Ku-Maloob-Zaap	Ps.	724,768,145	Ps.	649,487,778
Cuenca de Veracruz		142,657,247		166,211,278
Aceite terciario del golfo		84,116,214		47,101,553
Chuc		83,989,635		57,934,076
Cantarell		63,391,663		137,428,547
Cactus Sitio Grande		38,229,203		26,541,444
Crudo ligero marino		33,269,762		23,397,377
Tsimin xux		29,258,331		22,906,019
Antonio j. Bermudez		23,181,387		28,163,353
Ixtal - manik		20,986,390		15,760,675
Ogarrio Magallanes		18,112,667		26,500,675
Burgos		13,200,629		10,807,474
Tamaulipas constituciones		7,233,388		6,632,326
Arenque		6,674,267		5,843,838
Cuenca de Macuspana		874,044		1,020,364
Poza Rica		—		8,275,931

Total		Ps. 1,289,942,972	Ps.	1,234,012,708

Cash-Generating Units of Pemex Industrial Transformation
During the
six-month
periods ended June 30, 2022 and 2021, Pemex Industrial Transformation recognized a net reversal of impairment, of Ps. 40,823,408 and Ps. 3,890,372, respectively.
The net reversal of impairment was in the following CGUs:

	2022		2021
Minatitlán Refinery	Ps.	32,560,935	Ps.	1,104,019
Madero Refinery		14,750,918		—
Tula Refinery		9,830,444		5,712,131
Pajaritos Ethylene Processor Complex		31,633		—
Morelos Petrochemical Complex		—		1,006,727

Reversal of impairment		57,173,930		7,822,877

Morelos Ethylene Processor Complex		(7,522,405)		—
Cangrejera Ethylene Processor Complex		(5,443,028)		—
Poza Rica Processor Complex		(2,294,829)		—
Cosoleacaque Processor Complex		(1,090,260)		—
Madero Refinery		—		(3,932,505)

Impairment		(16,350,522)		(3,932,505)

Reversal of impairment	Ps.	40,823,408	Ps.	3,890,372

As of June 30, 2022, the net reversal of impairment of Ps. 40,823,408 was mainly the result of (i) a 26.8% increase in refining sales price. These effects were partially offset by (i) an increase in the discount rate of CGUs of refined products by 12.1% and a decrease in the discount rate of ethylene products by 2.2%; and (ii) a decrease in the exchange rate of the peso against the U.S. dollar, from a peso/U.S. dollar exchange rate of Ps. 20.5835 = U.S. $1.00 as of December 31, 2021, to Ps. 19.9847 = U.S. $1.00 as of June 30, 2022, which are used as cash flows when U.S. dollars are taken as reference.
As of June 30, 2021, Pemex Industrial Transformation recognized a net reversal of impairment of Ps. 3,890,372. This net reversal of impairment was mainly due to (i) a decrease in the discount rate of CGUs of refined products and ethylene products by 1.88% and 0.11%, respectively and (ii) an increase in the sale prices of products. These effects were partially offset by the appreciation of the peso against the U.S. dollar, from a peso/U.S. dollar exchange rate of Ps. 19.9487 = U.S. $1.00 as of December 31, 2020 to Ps. 19.8027 = U.S. $1.00 as of June 30, 2021, which are used as cash flows when U.S. dollars are taken as reference.

To determine the value in use of long-lived assets associated with the CGUs of Pemex Industrial Transformation, the net present value of cash flows was determined based on the following assumptions:

	As of June 30,
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
	Refining		Gas		Petrochemicals		Ethylene **		Fertilizers
Average crude oil Price	100.15	56.61	N.A.		N.A.		N.A.		N.A.
Processed volume (i)	889 Mbd	921 Mbd	Variable because the load inputs are diverse		Variable because the load inputs are diverse		Variable because the load inputs are diverse		Variable because the load inputs are diverse
Rate of U.S. dollar	19.9847	19.8027	19.9847	19.8027	19.9847	19.8027	19.9847	19.8027	19.9847	N.A.
Useful lives of the cash-generating units (year average)	12	11	7	7	5	6	5	5	5	N.A.
Discount rate	10.59	8.95	10.62	10	8.82	8.18	8.82	8.18	10.49	N.A.
Period *	2021-2032		2021-2027		2021-2026		2021-2025		2022-2026

*	The first 5 years are projected and stabilize at year 6.
**	This entity was merged into Pemex Industrial Transformation on July 1, 2019.
(i)	Average of the first 4 years.
N.A.
Non-applicable
CGUs in Pemex Industrial Transformation are processing centers grouped according to their types of processes as refineries, gas complex processors, and petrochemical centers. These centers produce various finished products for direct sale to customers or intermediate products that can be processed in another of its CGUs or by a third party. Each processing center of Pemex Industrial Transformation represents the smallest unit that has distinguishable revenues, with clear costs and expenses that enable future cash flows (value in use) to be determined.
Cash flow determinations are made based on PEMEX’s business plans, operating financial programs, forecasts of future prices of products related to the processes of the CGUs, budget programs and various statistical models that consider historical information of processes and the capacity of various processing centers.
The recoverable amount of assets is based on each asset’s value in use. The value in use for each asset is calculated based on discounted cash flows, taking into consideration the volumes to be produced and sales to be carried out. As of June 30, 2022 and 2021, the value in use for the impairment of fixed assets was as follows:

	2022		2021
Tula Refinery	Ps.	73,772,599	Ps.	59,876,872
Salina Cruz Refinery		80,118,065		48,166,092
Minatitlán Refinery		53,497,755		18,696,336
Madero Refinery		17,085,340		2,474,929
Poza Rica Gas Processor Complex		1,504,232		—
Morelos Ethylene Processor Complex		—		9,397,241

Total	Ps.	225,977,991	Ps.	138,611,470

Cash-Generating Units of Pemex Logistics
As of June 30, 2022 and 2021, Pemex Logistics recognized a net reversa lof impairment of Ps. 1,474,790 and Ps. 109,860, respectively, mainly due to the capitalization of some constructions i
n
 progress during 2022 which were included in the impairment provision as of December 31, 2021.

As of June 30, 2022 and 2021, the reversal of impairment were in the following CGUs:

	2022		2021
Construction in progress	Ps.	1,474,790	Ps.	—
Transport (white pipelines)		—		109,860

Reversal of impairment	Ps.	1,474,790	Ps.	109,860